Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 9.7%
$ 5,625,000
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.890%, 7/15/32(a) ........
$ 5,718,532
1,403,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
1,331,873
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(a) .....................
5,770,283
4,543,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2023-8A, Class A, 6.020%,
2/20/30(a) .....................
4,655,824
3,127,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2024-1A, Class A, 5.360%,
6/20/30(a) .....................
3,113,994
5,730,000
CarMax Auto Owner Trust, Series 2023-4,
Class A4, 5.960%, 5/15/29 ..........
5,864,183
8,720,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
8,115,660
4,791,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
5,130,037
284
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.543%,
6/25/37 .......................
282
7,000,000
Enterprise Fleet Financing, LLC, Series
2022-1, Class A3, 3.270%, 1/20/28(a) ..
6,818,092
7,101,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
7,097,032
11,959,000
Ford Credit Auto Owner Trust, Series
2021-2, Class A, 1.530%, 5/15/34(a) ...
10,984,697
6,000,000
GM Financial Revolving Receivables
Trust, Series 2021-1, Class A, 1.170%,
6/12/34(a) .....................
5,499,435
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
14,360,936
7,000,000
Hertz Vehicle Financing, LLC, Series
2022-2A, Class A, 2.330%, 6/26/28(a) .
6,420,082
327,505
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 6.585%,
(TSFR1M plus 1.24%), 10/25/33(b) ...
324,691
13,050,000
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A, 5.410%,
11/14/29(a) .....................
13,035,561
20,805,000
OneMain Financial Issuance Trust, Series
2021-1A, Class A1, 1.550%, 6/16/36(a)
18,925,559
3,950,000
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.130%, 5/14/35(a) ..
3,864,842
35,857
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
34,993
1,529,959
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 6.360%, (TSFR1M plus
1.01%), 12/26/34(c) ..............
1,465,297
5,037,000
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49(a) ..............
5,004,425
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 8,614,000
Verizon Master Trust, Series 2024-3, Class
A1A, 5.340%, 4/22/30 .............
$ 8,690,442
Total Asset Backed Securities
(Cost $148,894,314) .............. 142,226,752
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
15,308
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 5.031%, 4/25/35(d) .
15,175
9,080
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19(b) .....................
9,026
40,710
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
38,577
60,479
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
59,811
576,270
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41(b) ...............
564,600
836,582
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
814,775
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
755,810
375,698
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
372,212
126,939
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
108,985
206,929
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
206,148
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
674,826
208,543
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
205,292
1,387,470
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
1,297,684
6,956,976
Freddie Mac, Series 4112, Class PB,
4.000%, 9/15/42 .................
6,398,207
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
409,571
441,023
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
425,338
324,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
293,966
295,062
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
277,547
1,304,146
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
1,186,217
139,407
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
136,764
9,772,909
Freddie Mac, Series 5300, Class AB,
5.500%, 1/25/49 .................
9,765,085
120,884
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
120,274
2,638,354
Ginnie Mae, Series 2014-2, Class AG,
2.287%, 3/20/40(d) ...............
2,272,245

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 8,776,332
Ginnie Mae, Series 2023-132, Class DV,
6.000%, 7/20/34 .................
$ 8,947,969
11,282,216
Ginnie Mae, Series 2023-154, Class GA,
6.000%, 4/20/50 .................
11,452,111
Total Collateralized Mortgage Obligations
(Cost $47,381,185) ............... 46,808,215
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 13.2%
1,796,000
BANK5, Series 2023-5YR3, Class AS,
7.559%, 9/15/56(d) ...............
1,904,685
9,898,000
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.225%, 5/15/57 ..............
10,230,807
9,377,000
BANK5 Trust, Series 2024-5YR6, Class
AS, 6.790%, 5/15/57(d) ............
9,772,312
2,940,000
BBCMS Mortgage Trust, Series 2024-
5C25, Class A3, 5.946%, 3/15/57 .....
3,013,574
2,002,000
BBCMS Mortgage Trust, Series 2024-
5C25, Class AS, 6.358%, 3/15/57(d) ...
2,050,675
3,398,000
BBCMS Mortgage Trust, Series 2024-C26,
Class A5, 5.829%, 5/15/57 ..........
3,543,950
3,049,000
BBCMS Mortgage Trust, Series 2024-C26,
Class AS, 6.094%, 5/15/57(d) .......
3,161,241
3,127,000
Benchmark Mortgage Trust, Series 2023-
V2, Class AS, 6.537%, 5/15/55(d) ....
3,203,046
8,434,000
Benchmark Mortgage Trust, Series 2024-
V5, Class A3, 5.805%, 1/10/57 .......
8,571,860
1,396,000
Benchmark Mortgage Trust, Series 2024-
V6, Class A3, 5.926%, 3/15/29 .......
1,426,815
5,293,000
Benchmark Mortgage Trust, Series 2024-
V6, Class AS, 6.384%, 3/15/29 ......
5,433,869
8,156,000
Benchmark Mortgage Trust, Series 2024-
V7, Class A3, 6.228%, 5/15/56(d) ....
8,426,189
6,548,000
Benchmark Mortgage Trust, Series 2024-
V7, Class AS, 6.533%, 5/15/56(d) ....
6,770,594
7,717,000
BMO Mortgage Trust, Series 2024-C9,
Class A5, 5.759%, 7/15/57(e) ........
7,948,479
6,115,000
BMO Mortgage Trust, Series 2024-C9,
Class AS, 6.127%, 7/15/57(d)(e) .....
6,298,438
3,222,843
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 6.943%,
(TSFR1M plus 1.61%), 11/15/38(a)(c) .
3,176,539
2,972,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.714%, (TSFR1M
plus 1.39%), 12/15/38(a)(c) .........
2,933,012
3,106,909
BX Trust, Series 2021-RISE, Class
C, 6.893%, (TSFR1M plus 1.56%),
11/15/36(a)(c) ...................
3,049,626
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(d) .......
4,023,674
530,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
491,643
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
$ 3,284,272
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,256,871
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,632,015
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,067,491
7,241,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
6,777,817
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,300,850
3,080,414
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.763%, (TSFR1M
plus 1.43%), 11/15/38(a)(c) .........
3,038,199
2,898,894
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(d) ............
2,759,418
1,833,733
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 6/25/29 ..............
1,694,599
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(d) ...........
3,043,729
8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
7,872,657
4,507,788
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.480%, 6/25/28(d) ......
4,270,572
150,436
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
150,180
2,042,336
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,034,060
2,209,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(d) ...
2,098,011
1,565,360
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(a)(d) ...........
1,465,166
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
1,433,126
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
3,556,373
3,343,454
Med Trust, Series 2021-MDLN, Class
C, 7.243%, (TSFR1M plus 1.91%),
11/15/38(a)(c) ...................
3,342,403
346,892
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
345,135
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
4,972,439

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
$ 2,383,030
9,850,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
9,365,319
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
8,367,107
4,830,150
OPG Trust, Series 2021-PORT, Class
C, 6.275%, (TSFR1M plus 0.95%),
10/15/36(a)(c) ...................
4,741,094
2,631,955
SMR Mortgage Trust, Series 2022-IND,
Class A, 6.979%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
2,567,263
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
2,736,194
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
692,602
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
8,105,585
899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
888,714
Total Commercial Mortgage-Backed
Securities
(Cost $200,088,922) .............. 192,673,319
CORPORATE BONDS — 29.2%
Aerospace & Defense — 1.0%
2,729,000
BAE Systems PLC, 5.300%, 3/26/34(a) .. 2,709,509
3,703,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 3,425,009
1,667,000
Boeing Co. (The), 6.298%, 5/1/29(a) .... 1,691,458
2,684,000
L3Harris Technologies, Inc., 5.400%,
7/31/33 ....................... 2,680,761
1,903,000
Lockheed Martin Corp., 4.450%, 5/15/28 . 1,875,034
2,961,000
RTX Corp., 4.500%, 6/1/42 ........... 2,574,585
14,956,356
Automobiles — 0.5%
1,149,000
Ford Motor Co., 6.100%, 8/19/32 ...... 1,149,415
3,213,000
General Motors Financial Co., Inc.,
5.850%, 4/6/30 .................. 3,254,226
3,388,000
Mercedes-Benz Finance North America,
LLC, 5.050%, 8/3/33(a) ............ 3,342,731
7,746,372
Banks — 4.5%
4,961,000
Bank of America Corp., 3.419%, (TSFR3M
plus 1.30%), 12/20/28(f) ........... 4,665,439
4,748,000
Bank of America Corp., 5.288%, (SOFR
plus 1.91%), 4/25/34(f) ............ 4,703,900
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 2,716,000
Citizens Financial Group, Inc., 5.841%,
(SOFR plus 2.01%), 1/23/30(f) ...... $ 2,708,691
1,867,000
Comerica, Inc., 5.982%, (SOFR plus
2.16%), 1/30/30(f) ............... 1,840,671
2,864,000
Fifth Third Bancorp, 4.055%, (SOFR plus
1.36%), 4/25/28(f) ............... 2,745,860
1,210,000
Fifth Third Bancorp, 4.337%, (SOFR plus
1.66%), 4/25/33(f) ............... 1,104,421
4,266,000
First Citizens BancShares, Inc., 3.375%,
(TSFR3M plus 2.47%), 3/15/30(f) .... 4,084,178
3,382,000
Huntington Bancshares, Inc., 6.208%,
(SOFR plus 2.02%), 8/21/29(f) ...... 3,454,613
4,698,000
JPMorgan Chase & Co., 5.012%, (SOFR
plus 1.31%), 1/23/30(f) ............ 4,664,833
2,335,000
KeyCorp, MTN, 2.550%, 10/1/29 ...... 1,980,368
3,730,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 3,661,952
3,659,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(a)(f) .......... 3,424,869
3,357,000
Morgan Stanley, MTN, 5.250%, (SOFR
plus 1.87%), 4/21/34(f) ............ 3,310,981
3,419,000
PNC Financial Services Group, Inc. (The),
5.068%, (SOFR plus 1.93%), 1/24/34(f) 3,309,273
4,192,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. 3,507,155
4,064,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(d) ..................... 3,869,043
1,760,000
U.S. Bancorp, 5.850%, (SOFR plus
2.09%), 10/21/33(f) ............... 1,790,594
6,004,000
Wells Fargo & Co., 5.389%, (SOFR plus
2.02%), 4/24/34(f) ............... 5,946,865
2,893,000
Wells Fargo & Co., MTN, 4.808%, (SOFR
plus 1.98%), 7/25/28(f) ............ 2,853,455
2,552,000
Westpac Banking Corp., GMTN, 4.322%,
(USISOA05 plus 2.24%), 11/23/31(d) .. 2,463,376
66,090,537
Beverages — 0.3%
2,144,000
Anheuser-Busch InBev Finance, Inc.,
4.900%, 2/1/46 .................. 1,970,859
2,641,000
Bacardi, Ltd./Bacardi-Martini BV, 5.400%,
6/15/33(a) ..................... 2,579,139
4,549,998
Chemicals — 0.2%
2,867,000
LYB International Finance III, LLC,
5.500%, 3/1/34 .................. 2,838,774
Construction Materials — 0.4%
3,274,000
CRH America Finance, Inc., 5.400%,
5/21/34 ....................... 3,250,662
2,321,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 1,941,643
5,192,305

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Consumer Discretionary Distribution & Retail
— 0.1%
$ 3,517,000
Amazon.com, Inc., 2.700%, 6/3/60(b) ... $ 2,083,903
Consumer Staples Distribution & Retail — 0.2%
3,820,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 3,344,823
Diversified Consumer Services — 0.3%
2,317,000
Duke University, 3.299%, 10/1/46 ...... 1,740,562
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 2,856,281
4,596,843
Diversified REITs — 0.6%
3,279,000
American Tower Trust, 3.652%, 3/23/28(b) 3,082,565
2,764,000
LXP Industrial Trust, 2.700%, 9/15/30 ... 2,334,107
3,428,000
VICI Properties L.P., 5.750%, 4/1/34 .... 3,397,765
8,814,437
Diversified Telecommunication Services — 0.5%
29,062
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 28,820
4,358,000
T-Mobile USA, Inc., 6.000%, 6/15/54 ... 4,529,525
2,700,000
Warnermedia Holdings, Inc., 4.279%,
3/15/32 ....................... 2,359,975
6,918,320
Electric Utilities — 1.8%
2,658,000
CenterPoint Energy Houston Electric, LLC,
5.150%, 3/1/34 .................. 2,642,121
2,683,000
DTE Electric Co., 5.200%, 4/1/33 ...... 2,684,821
2,206,000
Duke Energy Florida, LLC, 6.400%,
6/15/38 ....................... 2,369,806
4,927,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... 3,573,385
2,688,000
Georgia Power Co., 4.950%, 5/17/33 .... 2,626,153
4,336,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 3,661,038
4,682,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 3,843,962
2,000,000
Southern California Edison Co., 5.750%,
4/15/54 ....................... 1,967,353
2,636,000
Southern California Edison Co., 5.950%,
11/1/32 ....................... 2,729,175
26,097,814
Energy Equipment & Services — 1.7%
3,568,000
Aker BP ASA, 3.750%, 1/15/30(a) ...... 3,270,733
2,108,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 1,949,452
2,167,000
Cheniere Energy, Inc., 4.625%, 10/15/28 . 2,103,017
1,936,000
Energy Transfer L.P., 6.550%, 12/1/33 ... 2,051,540
3,496,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 3,604,209
1,537,000
Hess Corp., 7.875%, 10/1/29(b) ........ 1,720,280
2,318,000
ONEOK, Inc., 7.150%, 1/15/51 ........ 2,557,650
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 2,396,000
Sempra Infrastructure Partners L.P.,
3.250%, 1/15/32(a) ............... $ 1,978,252
1,896,000
Targa Resources Corp., 6.500%, 3/30/34 . 2,010,263
3,194,000
Transcanada Trust, 5.600%, (5-Year
Treasury Constant Maturity plus 3.99%),
3/7/82(d) ...................... 2,895,736
24,141,132
Equity Real Estate Investment Trusts (REITS)
— 0.2%
2,961,000
Store Capital, LLC, 2.750%, 11/18/30 ... 2,455,647
Financial Services — 3.7%
3,650,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.150%, 9/30/30 . 3,775,968
2,160,000
Apollo Debt Solutions BDC, 6.900%,
4/13/29(a) ..................... 2,171,806
2,477,000
Ares Capital Corp., 3.875%, 1/15/26 .... 2,391,482
1,893,000
Ares Management Corp., 6.375%, 11/10/28 1,972,380
3,445,000
Avolon Holdings Funding, Ltd., 5.750%,
3/1/29(a) ...................... 3,427,221
2,360,000
Barings BDC, Inc., 3.300%, 11/23/26 ... 2,178,782
3,509,000
BlackRock, Inc., 1.900%, 1/28/31(b) .... 2,911,484
3,049,000
Blackstone Private Credit Fund, 5.950%,
7/16/29(a) ..................... 2,987,815
2,125,000
Blue Owl Capital Corp., 3.400%, 7/15/26 . 2,002,326
3,890,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(a) ..................... 2,792,863
3,464,000
Citigroup, Inc., 3.057%, (SOFR plus
1.35%), 1/25/33(f) ............... 2,948,003
1,977,000
Citigroup, Inc., 6.174%, (SOFR plus
2.66%), 5/25/34(f) ............... 2,013,317
1,805,000
Jefferies Financial Group, Inc., 4.150%,
1/23/30 ....................... 1,677,862
4,496,000
JPMorgan Chase & Co., 4.912%, (SOFR
plus 2.08%), 7/25/33(f) ............ 4,374,010
2,730,000
LPL Holdings, Inc., 6.750%, 11/17/28 ... 2,864,991
1,823,000
Mitsubishi UFJ Financial Group, Inc.,
5.422%, (1-Year Treasury Constant
Maturity plus 1.38%), 2/22/29(d) ..... 1,834,460
4,031,000
Morgan Stanley, 3.591%, 7/22/28(d) .... 3,834,317
2,684,000
S&P Global, Inc., 5.250%, 9/15/33(a) ... 2,714,646
5,242,000
UBS Group AG, 4.988%, (1-Year Treasury
Constant Maturity plus 2.40%), 8/5/33(a)
(d) ........................... 5,008,831
53,882,564
Gas Utilities — 0.9%
2,971,000
Entergy Louisiana, LLC, 2.350%, 6/15/32 2,416,383
3,686,000
Entergy Louisiana, LLC, 5.700%, 3/15/54 3,644,448
2,758,000
National Grid PLC, 5.809%, 6/12/33 .... 2,776,289
5,830,000
Sempra, 3.800%, 2/1/38 ............. 4,776,168
13,613,288

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Ground Transportation — 0.2%
$ 3,094,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. $ 2,917,452
Health Care Equipment & Services — 0.3%
2,271,000
GE HealthCare Technologies, Inc., 5.857%,
3/15/30 ....................... 2,335,420
2,671,000
HCA, Inc., 5.500%, 6/1/33 ........... 2,654,099
4,989,519
Health Care Providers & Services — 1.2%
1,666,000
AbbVie, Inc., 5.050%, 3/15/34 ........ 1,664,594
2,569,000
Amgen, Inc., 5.250%, 3/2/30 .......... 2,589,429
4,990,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 2,937,563
2,801,000
CSL Finance PLC, 4.250%, 4/27/32(a) ... 2,636,241
5,020,000
CVS Health Corp., 2.700%, 8/21/40 .... 3,349,196
1,446,000
IQVIA, Inc., 6.250%, 2/1/29 .......... 1,486,132
2,931,000
Pfizer Investment Enterprises Pte, Ltd.,
4.750%, 5/19/33 ................. 2,861,216
17,524,371
Household Products — 0.2%
2,695,000
Kenvue, Inc., 5.000%, 3/22/30 ......... 2,705,624
Industrial — 0.1%
1,361,000
L.P. Industrial Trust, 6.750%, 11/15/28 ... 1,412,225
Industrial REITs — 0.2%
2,380,000
Prologis Targeted U.S. Logistics Fund L.P.,
5.500%, 4/1/34(a) ................ 2,386,327
Insurance — 2.8%
6,075,000
Athene Holding, Ltd., 5.875%, 1/15/34 .. 6,023,051
2,214,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 2,071,134
1,715,000
CNO Financial Group, Inc., 6.450%,
6/15/34 ....................... 1,716,733
3,016,000
Corebridge Financial, Inc., 3.900%, 4/5/32 2,706,482
2,662,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 2,198,883
2,141,000
F&G Annuities & Life, Inc., 7.400%,
1/13/28 ....................... 2,212,483
2,147,000
GA Global Funding Trust, 5.500%,
1/8/29(a) ...................... 2,148,155
1,973,000
Global Atlantic Fin Co., 6.750%,
3/15/54(a) ..................... 1,960,422
2,074,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(a) ...................... 1,878,864
4,064,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(a)(d) ............ 4,022,541
2,770,000
Nippon Life Insurance Co., 5.950%, (5-
Year Treasury Constant Maturity plus
2.59%), 4/16/54(a)(d) ............. 2,736,544
2,535,000
RGA Global Funding, 5.500%, 1/11/31(a) 2,533,225
1,793,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(a) ..................... 1,490,249
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 1,722,000
SBL Holdings, Inc., 5.000%, 2/18/31(a) .. $ 1,510,899
2,806,000
SBL Holdings, Inc., 5.125%, 11/13/26(a) . 2,700,036
2,480,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 3,121,098
41,030,799
IT Services — 0.1%
2,010,000
Fiserv, Inc., 5.450%, 3/15/34 .......... 2,001,377
Media — 0.5%
1,900,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.550%, 6/1/34 ............ 1,905,937
4,343,000
FactSet Research Systems, Inc., 3.450%,
3/1/32 ........................ 3,790,677
2,132,000
Time Warner Cable, LLC, 6.550%, 5/1/37 2,023,823
7,720,437
Metal & Glass Containers — 0.2%
2,617,000
Smurfit Kappa Treasury ULC, 5.438%,
4/3/34(a) ...................... 2,593,325
Metals & Mining — 0.3%
2,453,000
Steel Dynamics, Inc., 3.250%, 10/15/50 .. 1,625,247
2,088,000
Steel Dynamics, Inc., 5.375%, 8/15/34 ... 2,055,046
3,680,293
Multi-Utilities — 0.6%
3,070,000
CMS Energy Corp., 4.700%, 3/31/43 .... 2,651,524
3,778,000
Newmont Corp., 2.800%, 10/1/29 ...... 3,393,667
3,916,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 3,121,870
9,167,061
Office — 0.2%
3,420,000
Alexandria Real Estate Equities, Inc.,
5.625%, 5/15/54 ................. 3,221,557
Oil, Gas & Consumable Fuels — 1.2%
2,583,000
Apache Corp., 5.100%, 9/1/40 ......... 2,212,225
2,484,000
Diamondback Energy, Inc., 5.400%,
4/18/34 ....................... 2,462,300
2,018,000
Halliburton Co., 4.850%, 11/15/35 ..... 1,922,497
2,605,000
Ovintiv, Inc., 6.250%, 7/15/33 ......... 2,690,219
3,409,000
Pioneer Natural Resources Co., 1.900%,
8/15/30 ....................... 2,857,202
2,368,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... 2,086,018
2,633,000
TotalEnergies Capital SA, 5.488%, 4/5/54 2,609,360
16,839,821
Pharmaceuticals — 0.1%
2,275,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(a) ..................... 1,964,514
Residential REITs — 0.2%
1,870,000
Invitation Homes Operating Partnership
L.P., 4.150%, 4/15/32 ............. 1,709,002

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Residential REITs — (continued)
$ 2,254,000
Tanger Properties L.P., 2.750%, 9/1/31 ... $ 1,839,563
3,548,565
Retail REITs — 0.4%
1,670,000
Kimco Realty OP, LLC, 6.400%, 3/1/34 .. 1,769,044
1,106,000
Phillips Edison Grocery Center Operating
Partnership I L.P., 5.750%, 7/15/34 .... 1,094,307
2,480,000
Retail Opportunity Investments Partnership
L.P., 6.750%, 10/15/28 ............ 2,568,290
5,431,641
Semiconductors & Semiconductor Equipment
— 1.1%
3,093,000
Broadcom, Inc., 4.926%, 5/15/37(a) ..... 2,916,221
2,059,000
KLA Corp., 4.700%, 2/1/34 .......... 2,004,760
2,980,000
Marvell Technology, Inc., 2.950%, 4/15/31 2,574,759
1,527,000
Marvell Technology, Inc., 5.950%, 9/15/33 1,580,015
1,515,000
Microchip Technology, Inc., 5.050%,
3/15/29 ....................... 1,503,608
2,613,000
NVIDIA Corp., 2.850%, 4/1/30 ........ 2,371,206
3,460,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 3,380,819
16,331,388
Software — 0.7%
2,028,000
Concentrix Corp., 6.850%, 8/2/33 ...... 2,017,401
2,772,000
Dell International, LLC/EMC Corp.,
5.400%, 4/15/34 ................. 2,748,512
2,815,000
Oracle Corp., 4.900%, 2/6/33 ......... 2,737,180
2,653,000
Take-Two Interactive Software, Inc.,
5.000%, 3/28/26 ................. 2,635,407
10,138,500
Specialty Retail — 0.3%
3,160,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(a) ..................... 2,590,582
1,909,000
Home Depot, Inc. (The), 4.950%, 6/25/34 1,893,386
4,483,968
Technology Hardware, Storage & Peripherals
— 0.1%
2,145,000
Gartner, Inc., 4.500%, 7/1/28(a) ....... 2,067,327
Telecommunication Services — 0.7%
1,344,000
AT&T, Inc., 3.500%, 6/1/41 .......... 1,031,955
3,783,000
AT&T, Inc., 3.550%, 9/15/55(b) ....... 2,565,290
2,900,000
AT&T, Inc., 3.850%, 6/1/60(b) ........ 2,034,743
2,611,000
Sprint Capital Corp., 8.750%, 3/15/32 ... 3,142,482
2,327,000
Verizon Communications, Inc., 2.650%,
11/20/40 ....................... 1,609,027
10,383,497
Thrifts & Mortgage Finance — 0.2%
2,094,000
Radian Group, Inc., 6.200%, 5/15/29 .... 2,113,954
Tobacco — 0.4%
1,823,000
BAT Capital Corp., 6.421%, 8/2/33 ..... 1,909,582
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Tobacco — (continued)
$ 3,343,000
Philip Morris International, Inc., 5.625%,
9/7/33 ........................ $ 3,377,805
5,287,387
Total Corporate Bonds
(Cost $441,073,470) .............. 427,264,042
MORTGAGE-BACKED SECURITIES — 27.1%
Fannie Mae
—
15.1%
3,267
5.000%, 9/1/25, Pool #255892 ......... 3,243
866,363
4.000%, 12/1/33, Pool #MA1689 ....... 838,483
510,734
4.000%, 6/1/34, Pool #MA1922 ........ 493,009
475,034
4.000%, 3/1/35, Pool #MA2211 ........ 457,717
208,461
5.500%, 8/1/37, Pool #995082 ......... 209,473
2,286,013
3.500%, 8/1/38, Pool #FM2472 ........ 2,148,509
82,522
4.500%, 10/1/39, Pool #AC2645 ....... 79,821
88,650
5.000%, 6/1/40, Pool #AD4927 ........ 87,811
88,017
5.000%, 6/1/40, Pool #AD8718 ........ 87,174
5,363,739
4.000%, 8/1/40, Pool #FM4673 ........ 5,163,285
11,327,756
1.500%, 12/1/40, Pool #MA4202 ....... 9,205,721
174,073
4.500%, 12/1/40, Pool #AH1100 ....... 169,364
110,606
4.500%, 3/1/41, Pool #AB2467 ........ 107,613
184,158
4.500%, 5/1/41, Pool #AI1023 ......... 177,945
136,479
4.500%, 11/1/41, Pool #AJ4994 ........ 132,786
161,215
4.500%, 12/1/41, Pool #AJ7696 ........ 156,853
398,976
3.500%, 6/1/42, Pool #AB5373 ........ 364,152
695,381
3.500%, 5/1/43, Pool #AL3605 ........ 627,782
347,293
3.500%, 5/1/43, Pool #AB9368 ........ 315,903
8,283,942
3.000%, 8/1/43, Pool #AL9500 ........ 7,321,361
918,501
3.500%, 8/1/43, Pool #AU0613 ........ 836,569
189,239
4.500%, 11/1/44, Pool #MA2100 ....... 183,183
554,784
4.500%, 1/1/45, Pool #MA2158 ........ 537,028
671,666
4.000%, 3/1/45, Pool #MA2217(b) ..... 630,009
607,229
4.000%, 6/1/46, Pool #MA2653 ........ 569,410
550,753
4.500%, 7/1/46, Pool #AS7568 ........ 532,621
755,081
4.000%, 11/1/46, Pool #MA2808 ....... 707,741
1,013,380
4.000%, 5/1/47, Pool #BE9598 ........ 947,095
1,206,006
4.000%, 8/1/47, Pool #BH5117 ........ 1,128,204
3,112,787
4.000%, 4/1/48, Pool #BM3900 ........ 2,904,285
1,169,561
5.000%, 8/1/48, Pool #CA2219 ........ 1,154,570
2,898,190
3.000%, 11/1/48, Pool #BM5822 ....... 2,534,985
9,755,200
4.500%, 11/1/48, Pool #BM7046 ....... 9,442,856
4,065,140
3.500%, 10/1/49, Pool #CA4431 ....... 3,646,194
10,088,400
3.000%, 3/1/50, Pool #FM2870 ........ 8,764,251
5,828,921
3.000%, 3/1/50, Pool #FM2714 ........ 5,036,682
6,700,273
2.000%, 7/1/50, Pool #CA6301 ........ 5,326,237
8,360,111
2.500%, 9/1/50, Pool #BQ0538 ........ 6,907,770
3,512,427
3.000%, 10/1/50, Pool #CA7381 ....... 3,025,953
4,273,450
3.000%, 11/1/51, Pool #CB2170 ....... 3,649,252
14,318,295
3.500%, 4/1/52, Pool #FS1475 ........ 12,823,520
11,094,910
3.500%, 4/1/52, Pool #FS1185 ........ 9,854,553
1,774,615
4.000%, 5/1/52, Pool #FS1790 ........ 1,626,934
8,707,771
4.500%, 6/1/52, Pool #FS2157 ........ 8,316,055
6,493,735
4.500%, 11/1/52, Pool #FS3809 ........ 6,141,668

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 6,501,024
5.000%, 11/1/52, Pool #CB5278 ....... $ 6,300,380
7,283,339
5.500%, 3/1/53, Pool #FS3925 ........ 7,240,057
7,482,505
4.500%, 5/1/53, Pool #CB6304 ........ 7,076,801
16,273,396
5.000%, 5/1/53, Pool #FS4929 ........ 15,981,713
9,161,630
5.500%, 5/1/53, Pool #FS4571 ........ 9,073,688
9,884,505
6.000%, 6/1/53, Pool #FS6616 ........ 9,951,694
12,421,095
5.500%, 7/1/53, Pool #FS5589 ........ 12,304,239
6,651,905
6.000%, 7/1/53, Pool #FS5233 ........ 6,704,868
19,903,692
6.000%, 9/1/53, Pool #CB7124 ........ 20,214,293
220,223,363
Freddie Mac
—
11.6%
4,086
5.000%, 7/1/25, Pool #ZA1892 ........ 4,046
48,876
2.500%, 1/1/28, Pool #ZK4918 ........ 46,946
183,329
3.500%, 7/1/30, Pool #ZS8575 ........ 177,032
26,540
5.000%, 3/1/36, Pool #ZS4230 ........ 26,251
862,217
4.000%, 4/1/36, Pool #ZA2413 ........ 831,321
1,101,127
3.500%, 6/1/36, Pool #ZA2414(b) ...... 1,039,219
7,789
5.000%, 7/1/36, Pool #ZS1139 ........ 7,714
641,258
3.500%, 8/1/36, Pool #ZA2425 ........ 603,238
84,552
6.500%, 9/1/36, Pool #ZS4257 ........ 87,221
1,631,133
3.500%, 11/1/36, Pool #ZA2439 ....... 1,536,429
34,950
5.000%, 2/1/37, Pool #ZI5759 ......... 34,640
1,270,478
4.000%, 5/1/37, Pool #ZA2461 ........ 1,220,208
30,712
4.500%, 10/1/39, Pool #ZI9349 ........ 29,708
4,260,907
3.000%, 5/1/40, Pool #RB5049 ........ 3,825,336
95,680
5.000%, 6/1/40, Pool #ZA1049 ........ 94,774
233,000
5.000%, 7/1/40, Pool #ZJ0194 ......... 230,698
27,581
5.000%, 9/1/40, Pool #ZA1066 ........ 27,303
5,757,520
2.000%, 12/1/40, Pool #RB5090 ....... 4,851,733
347,354
4.000%, 12/1/42, Pool #ZS3671 ....... 326,270
263,135
3.500%, 5/1/43, Pool #ZL5915 ........ 239,504
140,294
4.000%, 5/1/44, Pool #ZA4468 ........ 131,614
69,990
4.000%, 7/1/44, Pool #ZS4573 ........ 65,678
124,320
4.000%, 9/1/44, Pool #ZL8439 ........ 116,350
1,520,557
3.500%, 1/1/45, Pool #ZL8964 ........ 1,381,341
1,395,596
3.500%, 5/1/46, Pool #ZS4663 ........ 1,265,640
394,636
4.000%, 8/1/46, Pool #ZS4673 ........ 369,935
950,011
3.500%, 9/1/46, Pool #ZS4678 ........ 864,969
2,126,003
3.500%, 9/1/47, Pool #ZM4305 ........ 1,922,605
595,065
3.500%, 1/1/48, Pool #ZM5375 ........ 538,882
516,403
4.000%, 2/1/48, Pool #ZT1639 ........ 483,273
479,888
4.000%, 6/1/48, Pool #ZT0541 ........ 448,754
5,538,322
2.500%, 11/1/49, Pool #QA4396 ....... 4,584,433
2,441,394
3.000%, 11/1/49, Pool #QA4336 ....... 2,114,576
2,140,831
3.500%, 6/1/50, Pool #RA2794 ........ 1,921,560
8,857,214
2.500%, 7/1/50, Pool #RA2970 ........ 7,311,322
218,206
3.000%, 1/1/51, Pool #SD8123 ........ 187,035
1,218,358
3.000%, 12/1/51, Pool #SD8184 ....... 1,040,006
4,952,153
3.500%, 4/1/52, Pool #RA7191 ........ 4,421,960
9,595,176
4.000%, 5/1/52, Pool #RA7306 ........ 8,854,624
11,444,862
3.500%, 6/1/52, Pool #SD2670 ........ 10,250,254
10,230,558
4.000%, 8/1/52, Pool #SD3617 ........ 9,526,678
9,392,353
4.500%, 8/1/52, Pool #SD1515 ........ 8,883,073
9,539,960
5.000%, 9/1/52, Pool #RA7936 ........ 9,254,307
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 8,837,807
5.000%, 10/1/52, Pool #SD1710 ....... $ 8,598,318
8,965,779
5.500%, 2/1/53, Pool #QF8052 ........ 8,874,705
11,462,444
4.000%, 3/1/53, Pool #SD3107 ........ 10,577,122
3,039,963
5.000%, 3/1/53, Pool #SD2390 ........ 2,956,900
16,047,780
5.500%, 3/1/53, Pool #SD2774 ........ 15,893,737
5,628,946
6.000%, 5/1/53, Pool #SD3072 ........ 5,667,182
9,802,220
5.000%, 8/1/53, Pool #SD3814 ........ 9,503,306
3,639,373
6.000%, 8/1/53, Pool #SD3636 ........ 3,668,336
1,667,353
5.000%, 9/1/53, Pool #SD4220 ........ 1,617,758
11,399,593
6.000%, 10/1/53, Pool #SD4222 ....... 11,490,358
170,026,182
Ginnie Mae
—
0.4%
47,555
5.000%, 2/15/40, Pool #737037 ........ 47,348
6,175,083
4.000%, 7/20/52, Pool #786280 ........ 5,733,101
5,780,449
Total Mortgage-Backed Securities
(Cost $420,583,054) .............. 396,029,994
MUNICIPAL BONDS — 1.0%
Alabama — 0.1%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32(b) ..................... 2,572,227
California — 0.1%
1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40(b) ...................... 1,357,649
New York — 0.8%
345,000
Metropolitan Transportation Authority,
Taxable Revenue Revenue Bonds, Series
C2, 5.175%, 11/15/49 ............. 311,176
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 6,032,978
5,000,000
New York, NY, Public Improvements G.O.,
Series B-2, 5.675%, 10/1/33 ......... 5,263,450
11,607,604
Total Municipal Bonds
(Cost $16,456,678) ............... 15,537,480
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Farm Credit Banks Funding Corp.
—
0.6%
4,769,000
4.125%, 12/15/32 .................. 4,612,793

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
Federal Farm Credit Banks Funding Corp.
— (continued)
$ 5,325,000
2.400%, 3/24/36 ................... $ 4,138,044
8,750,837
Total U.S. Government Agencies
(Cost $9,046,948) ................ 8,750,837
U.S. TREASURY BONDS — 7.1%
132,943,700
2.500%, 2/15/45 ................. 95,309,208
15,628,900
1.375%, 8/15/50 ................. 8,059,262
Total U.S. Treasury Bonds
(Cost $101,722,897) .............. 103,368,470
U.S. TREASURY NOTES — 8.5%
93,256,500
4.125%, 11/15/32(b) .............. 91,839,438
33,035,300
4.000%, 2/15/34 ................. 32,137,153
Total U.S. Treasury Notes
(Cost $121,874,711) .............. 123,976,591
Shares
MONEY MARKET FUND — 0.9%
13,512,773
Federated Treasury Obligations Fund,
Institutional Shares, 5.17%(g) .......
13,512,773
Total Money Market Fund
(Cost $13,512,773) ............... 13,512,773
Total Investments — 100.5%
(Cost $1,520,634,952) .......................... 1,470,148,473
Net Other Assets (Liabilities) — (0.5)% .............. (7,060,587)
NET ASSETS — 100.0% .......................
$ 1,463,087,886
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(e) Represents securities purchased on a when-issued basis. At June 30,
2024, total cost of investments purchased on a when-issued basis was
$14,246,917.
(f) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 13,512,773(a) $ 1,456,635,700(b) $ — $ 1,470,148,473
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2024 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.